UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	01/31/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Inflation Adjusted Securities Fund

SEMIANNUAL REPORT January 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Inflation Adjusted Securities Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2016 through January 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. Stocks and corporate-backed bonds generally rallied over the summer of 2016 in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections, but equity markets subsequently rallied to new highs as investors revised their expectations for U.S. fiscal and tax policies. In the bond market, yields surged higher and prices fell after the election, while corporate-backed bonds fared especially well in anticipation of a more business-friendly political climate.

The start of a new presidential administration and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
February 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2016 through January 31, 2017, as provided by Robert Bayston, CFA, David Horsfall, CFA, and Nate Pearson, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended January 31, 2017, Dreyfus Inflation Adjusted Securities Fund’s Class I shares produced a total return of -0.65%, Investor shares returned -0.77%, and Class Y shares returned -0.62%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. TIPS 1-10 Year Index (the “Index”), produced a -0.49% total return for the same period.2

Treasury Inflation Protected Securities (“TIPS”) lost a modest degree of value over the reporting period, particularly in the weeks following U.S. elections in November when investors revised upward their expectations for economic growth, inflation, and interest rates. The fund lagged its Index, in part due to mild shortfalls in our asset allocation strategy.

As of August 24, 2016, the fund’s benchmark index, the Barclays U.S. TIPS 1-10 Year Index, was renamed the Bloomberg Barclays U.S. TIPS 1-10 Year Index.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities, which are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed income securities not adjusted for inflation, which are rated investment grade or the unrated equivalent determined by Dreyfus. These other securities may include U.S. government bonds and notes, corporate bonds, mortgage-related securities, and asset-backed securities. The fund seeks to keep its average effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

Political Factors Drove Market Performance

In the wake of a sustained rally among U.S. government securities over the spring and early summer of 2016, U.S. Treasury securities generally gave back a portion of their previous gains during the reporting period in response to changing economic and political expectations. At the start of the reporting period, encouraging global economic data and better-than-expected corporate profits helped boost investors’ risk appetites, driving prices of riskier assets higher and prices of traditional safe havens lower. In addition, investors began to anticipate that the Federal Reserve Board (the “Fed”) would raise short-term interest rates, as indeed it did in December 2016. The rate hike sent the overnight federal funds rate higher by 25 basis points to between 0.50% and 0.75%.

Yields of U.S. Treasury securities climbed, and prices fell relatively sharply in the weeks after the U.S. election in November, when investors began to anticipate changes in U.S. fiscal, tax, and regulatory policies under a new presidential administration. Investors generally viewed the new administration’s business-friendly proposals as likely to increase economic growth and inflation, which historically have been considered negative influences on high-quality bonds. The rise of U.S. Treasury securities yields slowed in December 2016 and reversed moderately in January 2017 when investors recognized that policy changes would take some time and political capital to implement.

The inflation-adjustment features built into TIPS enabled them to fare significantly better than nominal U.S. Treasury securities in this changing environment.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Fund Strategies Produced Mixed Results

The fund’s performance compared to the Index was mildly dampened by our asset allocation strategy.

Other strategies contributed more positively to relative results. Our security selection strategy benefited from a focus on attractively valued TIPS that gained value as inflation expectations increased. These securities also responded favorably to seasonal factors. Our interest rate strategies helped support relative performance, as a “barbelled” emphasis on TIPS with 5-year and 20-year maturities enabled the fund to benefit from narrowing yield differences along the market’s maturity spectrum. We generally maintained the fund’s average duration in a range between slightly shorter-than-average and market-neutral, a position that had little material impact on relative results.

Rising Interest Rates Expected

As of the reporting period’s end, we have remained optimistic about the prospects for TIPS. Inflation expectations remain relatively high, and valuations have stayed attractive, which suggests to us that TIPS may continue to outperform nominal Treasuries. However, U.S. government securities generally remain vulnerable to rising short-term interest rates from the Fed and potentially higher long-term interest rates if inflationary pressures and economic growth increase as expected. Therefore, we have continued to favor TIPS over nominal Treasuries, and we have maintained the fund’s market-neutral to slightly shorter-than-average duration posture.

February 15, 2017

Bonds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index) will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in relative value to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. —The Bloomberg Barclays U.S. TIPS 1-10 Year Index is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury with 1 to 10 years of remaining maturity. It is a component (subset) of the Bloomberg Barclays U.S. TIPS Index. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2016 to January 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2017
	Class I	Investor Shares	Class Y
Expenses paid per $1,000†	$2.76	$3.97	$2.36
Ending value (after expenses)	$993.50	$992.30	$993.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2017
	Class I	Investor Shares	Class Y
Expenses paid per $1,000†	$2.80	$4.02	$2.40
Ending value (after expenses)	$1,022.43	$1,021.22	$1,022.84

† Expenses are equal to the fund’s annualized expense ratio of .55% for Class I, .79% for Investor Shares and .47% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

January 31, 2017 (Unaudited)

Bonds and Notes - 99.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 99.5%
U.S. Treasury Inflation Protected Securities, Bonds	2.38	1/15/25	12,900,735	[a,b]	14,964,879
U.S. Treasury Inflation Protected Securities, Bonds	2.00	1/15/26	4,626,956	[a]	5,276,548
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/18	7,575,308	[a]	7,678,257
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/19	8,534,130	[a]	8,697,158
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/20	13,254,545	[a]	13,503,518
U.S. Treasury Inflation Protected Securities, Notes	1.25	7/15/20	11,537,869	[a]	12,281,981
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/21	5,983,041	[a]	6,071,207
U.S. Treasury Inflation Protected Securities, Notes	0.63	7/15/21	3,260,921	[a]	3,401,072
U.S. Treasury Inflation Protected Securities, Notes	0.13	1/15/22	9,240,443	[a]	9,362,352
U.S. Treasury Inflation Protected Securities, Notes	0.13	7/15/22	2,828,618	[a]	2,869,373
U.S. Treasury Inflation Protected Securities, Notes	0.13	1/15/23	8,051,736	[a]	8,081,511
U.S. Treasury Inflation Protected Securities, Notes	0.38	7/15/23	7,669,798	[a]	7,830,051
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/24	13,178,638	[a]	13,564,746
U.S. Treasury Inflation Protected Securities, Notes	0.13	7/15/24	8,879,215	[a]	8,834,135
U.S. Treasury Inflation Protected Securities, Notes	0.38	7/15/25	2,493,610	[a]	2,508,482
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	10,031,025	[a]	10,237,102
Total Bonds and Notes (cost $134,038,382)			135,162,372
Other Investment - 1.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,956,907)			1,956,907	[c]	1,956,907
Total Investments (cost $135,995,289)			100.9%	137,119,279
Liabilities, Less Cash and Receivables			(0.9%)	(1,270,070)
Net Assets			100.0%	135,849,209

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

b Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $12,061,024 and the value of the collateral held by the fund was $12,287,480, consisting of U.S. Government & Agency securities.

c Investment in affiliated money market mutual fund.

6

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.5
Money Market Investment	1.4
100.9

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $12,061,024)—Note 1(b):
Unaffiliated issuers	134,038,382	135,162,372
Affiliated issuers	1,956,907	1,956,907
Cash		45,195
Receivable for investment securities sold		4,235,022
Dividends, interest and securities lending income receivable		50,935
Receivable for shares of Common Stock subscribed		42,197
Prepaid expenses		26,259
		141,518,887
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		57,798
Payable for investment securities purchased		5,276,907
Payable for shares of Common Stock redeemed		253,910
Accrued expenses		81,063
		5,669,678
Net Assets ($)		135,849,209
Composition of Net Assets ($):
Paid-in capital		150,747,775
Accumulated distributions in excess of investment income—net		(188,860)
Accumulated net realized gain (loss) on investments		(15,833,696)
Accumulated net unrealized appreciation (depreciation) on investments		1,123,990
Net Assets ($)		135,849,209

Net Asset Value Per Share	Class I	Investor Shares	Class Y
Net Assets ($)	19,314,207	17,291,736	99,243,266
Shares Outstanding	1,525,670	1,369,945	7,831,247
Net Asset Value Per Share ($)	12.66	12.62	12.67

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	825,265
Dividends from affiliated issuers	904
Income from securities lending—Note 1(b)	4,408
Total Income	830,577
Expenses:
Management fee—Note 3(a)	200,375
Shareholder servicing costs—Note 3(b)	38,609
Professional fees	31,099
Directors’ fees and expenses—Note 3(c)	25,922
Registration fees	24,528
Prospectus and shareholders’ reports	9,134
Custodian fees—Note 3(b)	7,245
Loan commitment fees—Note 2	1,145
Miscellaneous	11,925
Total Expenses	349,982
Less—reduction in fees due to earnings credits—Note 3(b)	(100)
Net Expenses	349,882
Investment Income—Net	480,695
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	47,026
Net unrealized appreciation (depreciation) on investments	(1,293,924)
Net Realized and Unrealized Gain (Loss) on Investments	(1,246,898)
Net (Decrease) in Net Assets Resulting from Operations	(766,203)

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations ($):
Investment income—net	480,695	1,281,023
Net realized gain (loss) on investments	47,026	(4,253,856)
Net unrealized appreciation (depreciation) on investments	(1,293,924)	6,917,554
Net Increase (Decrease) in Net Assets Resulting from Operations	(766,203)	3,944,721
Distributions to Shareholders from ($):
Investment income—net:
Class I	(152,503)	(99,864)
Investor Shares	(131,032)	(103,794)
Class Y	(838,300)	(679,906)
Total Distributions	(1,121,835)	(883,564)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	4,587,966	7,652,011
Investor Shares	666,169	2,202,821
Class Y	16,328,596	12,472,469
Distributions reinvested:
Class I	142,425	81,791
Investor Shares	124,855	100,424
Class Y	127,383	113,553
Cost of shares redeemed:
Class I	(2,751,842)	(10,610,085)
Investor Shares	(2,570,862)	(4,902,475)
Class Y	(11,460,994)	(59,658,859)
Increase (Decrease) in Net Assets from Capital Stock Transactions	5,193,696	(52,548,350)
Total Increase (Decrease) in Net Assets	3,305,658	(49,487,193)
Net Assets ($):
Beginning of Period	132,543,551	182,030,744
End of Period	135,849,209	132,543,551
Undistributed (distributions in excess of) investment income—net	(188,860)	452,280

10

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Capital Share Transactions (Shares):
Class Ia
Shares sold	361,640	609,204
Shares issued for distributions reinvested	11,270	6,511
Shares redeemed	(216,770)	(852,581)
Net Increase (Decrease) in Shares Outstanding	156,140	(236,866)
Investor Shares
Shares sold	52,715	176,121
Shares issued for distributions reinvested	9,899	8,019
Shares redeemed	(202,702)	(393,433)
Net Increase (Decrease) in Shares Outstanding	(140,088)	(209,293)
Class Ya
Shares sold	1,290,373	1,001,808
Shares issued for distributions reinvested	10,073	9,078
Shares redeemed	(904,349)	(4,801,016)
Net Increase (Decrease) in Shares Outstanding	396,097	(3,790,130)

[a]

During the period ended January 31, 2017, 70,191 Class Y shares representing $894,136 were exchanged for 70,249 Class I shares and during the period ended July 31, 2016, 66,199 Class Y shares representing $840,988 were exchanged for 67,147 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended January 31, 2017
		Year Ended July 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013[a]	2012
Per Share Data ($):
Net asset value, beginning of period	12.85	12.51	12.89	12.80	14.42	13.68
Investment Operations:
Investment income—net[b]	.04	.10	.01	.28	.26	.34
Net realized and unrealized gain (loss) on investments	(.12)	.31	(.30)	.07	(1.07)	.89
Total from Investment Operations	(.08)	.41	(.29)	.35	(.81)	1.23
Distributions:
Dividends from investment income-net	(.11)	(.07)	(.09)	(.26)	(.28)	(.37)
Dividends from net realized gain on investments	-	-	-	-	(.53)	(.12)
Total Distributions	(.11)	(.07)	(.09)	(.26)	(.81)	(.49)
Net asset value, end of period	12.66	12.85	12.51	12.89	12.80	14.42
Total Return (%)	(.65)[c]	3.27	(2.24)	2.76	(6.01)	9.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]	.54	.52	.40	.37	.37
Ratio of net expenses to average net assets	.55[d]	.54	.52	.40	.37	.37
Ratio of net investment income to average net assets	.69[d]	.80	.05	2.23	1.85	2.45
Portfolio Turnover Rate	14.45[c]	59.68	53.54	74.65	131.32	97.40
Net Assets, end of period ($ x 1,000)	19,314	17,594	20,099	33,537	305,695	308,977

a Effective July 1, 2013, the existing Institutional shares were redesignated as Class I shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

12

	Six Months Ended January 31, 2017
		Year Ended July 31,
Investor Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.81	12.50	12.90	12.81	14.42	13.68
Investment Operations:
Investment income (loss)—net[a]	.03	.07	(.03)	.24	.20	.29
Net realized and unrealized gain (loss) on investments	(.13)	.30	(.29)	.07	(1.05)	.89
Total from Investment Operations	(.10)	.37	(.32)	.31	(.85)	1.18
Distributions:
Dividends from investment income-net	(.09)	(.06)	(.08)	(.22)	(.23)	(.32)
Dividends from net realized gain on investments	-	-	-	-	(.53)	(.12)
Total Distributions	(.09)	(.06)	(.08)	(.22)	(.76)	(.44)
Net asset value, end of period	12.62	12.81	12.50	12.90	12.81	14.42
Total Return (%)	(.77)[b]	3.00	(2.52)	2.44	(6.26)	8.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.76	.74	.72	.70	.70
Ratio of net expenses to average net assets	.79[c]	.76	.74	.72	.70	.70
Ratio of net investment income (loss) to average net assets	.45[c]	.58	(.25)	1.92	1.40	2.05
Portfolio Turnover Rate	14.45[b]	59.68	53.54	74.65	131.32	97.40
Net Assets, end of period ($ x 1,000)	17,292	19,343	21,488	26,864	36,559	63,053

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2017
		Year Ended July 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.86	12.51	12.89	12.81	12.76
Investment Operations:
Investment income—net[b]	.05	.11	.01	.28	.03
Net realized and unrealized gain (loss) on investments	(.13)	.31	(.29)	.06	.05
Total from Investment Operations	(.08)	.42	(.28)	.34	.08
Distributions:
Dividends from investment income-net	(.11)	(.07)	(.10)	(.26)	(.03)
Net asset value, end of period	12.67	12.86	12.51	12.89	12.81
Total Return (%)	(.62)[c]	3.36	(2.19)	2.72	.60[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[d]	.44	.41	.39	.36[d]
Ratio of net expenses to average net assets	.47[d]	.44	.41	.39	.36[d]
Ratio of net investment income to average net assets	.78[d]	.90	.11	2.24	2.36[d]
Portfolio Turnover Rate	14.45[c]	59.68	53.54	74.65	131.32
Net Assets, end of period ($ x 1,000)	99,243	95,606	140,443	170,021	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class I (500 million shares authorized), Investor (500 million shares authorized) and Class Y (100 million shares authorized). Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Investor shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

16

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets($) Investments in Securities:
Registered Investment Company	1,956,907	-	-	1,956,907
U.S. Treasury	-	135,162,372	-	135,162,372

At January 31, 2017, there were no transfers between levels of the fair value hierarchy.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2017, The Bank of New York Mellon earned $825 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2017 were as follows:

Affiliated Investment Company	Value 7/31/2016 ($)	Purchases ($)	Sales ($)	Value 1/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	632,389	15,097,945	13,773,427	1,956,907	1.4

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

18

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $15,001,847 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2016. The fund has $7,720,773 of short-term capital losses and $7,281,074 of long-term capital losses which can be carried forward for unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2016 was as follows: ordinary income $883,564. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2017, the fund was charged $22,606 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2017, the fund was charged $3,935 for transfer agency services and $182 for cash management services. These fees are included in Shareholder servicing costs in the

20

Statement of Operations. Cash management fees were partially offset by earnings credits of $100.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2017, the fund was charged $7,245 pursuant to the custody agreement.

During the period ended January 31, 2017, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $34,288, Shareholder Services Plan fees $3,634, custodian fees $10,400, Chief Compliance Officer fees $8,126 and transfer agency fees $1,350.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended January 31, 2017, amounted to $23,239,457 and $19,098,444, respectively.

At January 31, 2017, accumulated net unrealized depreciation on investments was $1,123,990, consisting of $1,480,034 gross unrealized appreciation and $356,044 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

For More Information

Dreyfus Inflation Adjusted Securities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class I: DIASX Investor: DIAVX Class Y: DAIYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0588SA0117

Dreyfus Intermediate Term Income Fund

SEMIANNUAL REPORT January 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Lo into www.dreyfus.com and sin up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manaer(s) only throuh the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus oranization. Any such views are subject to chane at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of tradin intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-uaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Intermediate Term Income Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, coverin the six-month period from Auust 1, 2016 throuh January 31, 2017. For information about how the fund performed durin the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. Stocks and corporate-backed bonds generally rallied over the summer of 2016 in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections, but equity markets subsequently rallied to new highs as investors revised their expectations for U.S. fiscal and tax policies. In the bond market, yields surged higher and prices fell after the election, while corporate-backed bonds fared especially well in anticipation of a more business-friendly political climate.

The start of a new presidential administration and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
February 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2016 through January 31, 2017, as provided by David Bowser, CFA, and David Horsfall, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended January 31, 2017, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of -2.79%, Class C shares returned -3.15%, Class I shares returned -2.70%, and Class Y shares returned -2.67%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), achieved a total return of -2.95% for the same period.2

Bonds lost a degree of value over the reporting period due to rising interest rates amid expectations of greater economic growth and rising inflationary pressures. The fund’s Class A, Class I, and Class Y shares outperformed the benchmark, mainly due to strong results from corporate-backed bonds.

As of August 24, 2016, the fund’s benchmark index, the Barclays U.S. Aggregate Bond Index, was renamed the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent, as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including Collateralized Mortgage Obligations), and foreign bonds. Typically, the fund can be expected to have an average effective maturity ranging between 5 and 10 years, and an average effective duration ranging between 3 and 8 years. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by Dreyfus. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

Interest Rates Climbed in Post-Election Trading

Near the start of the reporting period, encouraging global economic data and better-than-expected corporate profits helped boost investors’ risk appetites, driving prices of riskier corporate-backed securities higher and prices of U.S. government securities and other traditional safe havens lower. In addition, investors began to anticipate that the Federal Reserve Board (the “Fed”) would raise short-term interest rates, as indeed it did in December. The long-awaited rate hike sent the overnight federal funds rate higher by 25 basis points to between 0.50% and 0.75%.

Bond prices declined broadly in October as political uncertainty intensified in advance of U.S. elections. After the election, prices of U.S. government securities fell sharply and lower-rated corporate bonds rallied in anticipation of changes in U.S. fiscal, tax, and regulatory policies. Investors generally viewed the new presidential administration’s business-friendly proposals as likely to increase economic growth and inflation, which historically have been considered negative for high-quality bonds but positive for lower rated corporate securities that tend to be more sensitive to their issuers’ underlying business fundamentals.

Corporate Bonds Bolstered Relative Results

The fund’s performance compared to the Index benefited during the reporting period from overweighted exposure to and strong security selections among corporate-backed bonds. Investments

3

DISCUSSION OF FUND PERFORMANCE (continued)

in corporate bonds—including those backed by energy-related companies—performed especially strongly. However, these gains were offset to a mild degree by bonds from financial companies, which generally lagged market averages.

The fund’s currency strategies added value during the reporting period, as we maintained overweighted exposure to the strengthening U.S. dollar and an underweighted position in the relatively weak Japanese yen. Positions in Treasury Inflation Protected Securities (“TIPS”) also produced relatively attractive results, rallying from low valuations when inflation expectations increased.

The fund’s positions in mortgage-backed securities fared less well, as lower-coupon mortgages proved vulnerable to rising interest rates after the election. Although we generally maintained the fund’s average duration in a range between slightly shorter-than-average and market-neutral, falling prepayment risks increased the effective duration of mortgage-backed securities, making them more sensitive to changing interest rates.

We employed forward contracts and futures contracts as part of our currency and interest-rate strategies, respectively, during the reporting period.

Maintaining a Constructive Investment Posture

Despite current trends toward higher interest rates, we expect economic growth and government policy changes to continue to support prices of corporate-backed securities. Therefore, we have maintained overweighted exposure to corporate bonds and asset-backed securities. On the other hand, we have established an underweighted position in mortgage-backed securities that, in our view, remain vulnerable to rising interest rates. We also have established positions in emerging-markets bonds that appear to offer attractive yields and valuations.

February 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for all Class I and Class Y shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2017. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. —The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1 to 10 years. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2016 to January 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$$4.42	$8.04	$2.74	$2.49
Ending value (after expenses)	$972.10	$968.50	$973.00	$973.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.53	$8.24	$2.80	$2.55
Ending value (after expenses)	$1,020.72	$1,017.04	$1,022.43	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.62% for Class C, .55% for Class I and .50% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

January 31, 2017 (Unaudited)

Bonds and Notes - 104.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./Auto Receivables - 2.8%
AmeriCredit Automobile Receivables Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		2,976,153
AmeriCredit Automobile Receivables Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,186,692		2,190,063
AmeriCredit Automobile Receivables Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,288,188
Capital Auto Receivables Asset Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,255,803
Santander Drive Auto Receivables Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,021,663		3,022,849
Santander Drive Auto Receivables Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,946,205
			21,679,261
Asset-Backed Ctfs./Home Equity Loans - .0%
Citigroup Mortgage Loan Trust, Ser. 2005-WF1, Cl. A5	5.01	11/25/34	155,677	[b]	160,989
Commercial Mortgage Pass-Through Ctfs. - 2.1%
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/48	2,570,000		2,603,119
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.56	2/10/50	4,375,000		4,506,099
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[c]	852,014
Motel 6 Trust, Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	[c]	6,521,453
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,789,387		1,868,769
			16,351,454
Consumer Discretionary - 2.1%
21st Century Fox America, Gtd. Debs.	7.63	11/30/28	2,670,000		3,520,793
21st Century Fox America, Gtd. Notes	4.00	10/1/23	500,000		521,506
Cox Communications, Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[c]	4,329,536
Sky, Gtd. Notes	3.75	9/16/24	3,030,000	[c]	3,030,509
TCI Communications, Sr. Unscd. Debs.	7.88	2/15/26	355,000		474,958
Time Warner, Gtd. Debs.	5.35	12/15/43	3,990,000		4,161,614
			16,038,916
Consumer Staples - 2.2%
Anheuser-Busch InBev Finance, Gtd. Notes	4.90	2/1/46	1,800,000		1,935,029
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/25	2,355,000		2,383,585
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/39	1,560,000		1,990,509
Newell Brands, Sr. Unscd. Notes	4.20	4/1/26	1,480,000		1,534,671

6

Bonds and Notes - 104.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Staples - 2.2% (continued)
Pernod Ricard, Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[c]	1,912,630
Reynolds American, Gtd. Notes	4.85	9/15/23	3,195,000		3,469,955
Wm. Wrigley Jr., Sr. Unscd. Notes	3.38	10/21/20	3,325,000	[c]	3,430,542
			16,656,921
Energy - 2.7%
Ecopetrol, Sr. Unscd. Notes	4.13	1/16/25	2,045,000		1,940,460
Energy Transfer Partners, Sr. Unscd. Notes	4.90	2/1/24	1,855,000		1,944,346
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,643,749
Kinder Morgan, Gtd. Notes	7.75	1/15/32	7,710,000		9,646,490
Williams Partners, Sr. Unscd. Notes	4.50	11/15/23	1,980,000		2,085,059
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	920,000		1,043,266
			20,303,370
Financials - 14.6%
ABN AMRO Bank, Sr. Unscd. Notes	2.50	10/30/18	4,050,000	[c]	4,086,956
AerCap Ireland Capital , Gtd. Notes	3.50	5/26/22	1,500,000		1,502,055
AIG SunAmerica Global Financing X, Sr. Scd. Notes	6.90	3/15/32	1,175,000	[c]	1,499,292
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,078,359
American International Group, Sr. Unscd. Notes	4.88	6/1/22	3,615,000		3,945,451
Bank of America, Sr. Unscd. Notes	2.15	11/9/20	4,500,000		4,424,386
Bank of America, Sr. Unscd. Notes	5.00	5/13/21	4,590,000		4,983,221
Bank of America, Sr. Unscd. Notes	4.00	4/1/24	2,120,000		2,179,786
Bank of America, Sr. Unscd. Notes	3.50	4/19/26	1,635,000		1,610,097
Barclays, Sr. Unscd. Notes	4.38	1/12/26	2,100,000		2,113,604
Citigroup, Sr. Unscd. Notes	3.89	1/10/28	4,985,000	[b]	4,989,571
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	2,810,000		2,910,092
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/26	2,300,000		2,243,590
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,920,442
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1	1.78	3/12/19	8,215,000	[b]	8,230,428
Goldman Sachs Group, Sr. Unscd. Notes	2.01	11/15/18	5,710,000	[b]	5,768,265
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/20	390,000		392,529

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 104.0% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 14.6% (continued)
Goldman Sachs Group, Sr. Unscd. Notes		2.54	11/29/23	5,300,000	[b,d]	5,457,696
JPMorgan Chase & Co., Sub. Notes		4.25	10/1/27	2,360,000		2,411,276
JPMorgan Chase & Co., Sub. Notes		3.63	12/1/27	3,950,000		3,811,604
Key Bank, Sr. Unscd. Notes		2.50	11/22/21	1,210,000		1,202,734
Lloyds Banking Group, Sub. Notes		4.65	3/24/26	3,300,000		3,331,238
Morgan Stanley, Sr. Unscd. Notes		5.50	7/28/21	1,215,000		1,347,823
Morgan Stanley, Sr. Unscd. Notes		4.30	1/27/45	3,800,000		3,738,771
Nisource Capital Markets, Sr. Unscd. Notes		7.86	3/27/17	105,000		105,118
Pacific LifeCorp, Sr. Unscd. Notes		5.13	1/30/43	5,090,000	[c]	5,356,075
Park Aerospace Holdings, Gtd. Notes		5.25	8/15/22	375,000	[c]	384,844
Park Aerospace Holdings, Gtd. Notes		5.50	2/15/24	1,595,000	[c]	1,640,856
Principal Financial Group, Gtd. Notes		4.30	11/15/46	1,600,000		1,595,846
Prudential Financial, Jr. Sub. Notes		5.88	9/15/42	3,380,000	[b]	3,612,375
Quicken Loans, Gtd. Notes		5.75	5/1/25	2,125,000	[c]	2,055,937
Synchrony Financial, Sr. Unscd. Notes		3.75	8/15/21	2,285,000		2,348,982
Visa, Sr. Unscd. Notes		3.15	12/14/25	3,980,000		3,974,742
Volkswagen Group of America Finance, Gtd. Notes		1.25	5/23/17	2,100,000	[c]	2,098,480
Volkswagen International Finance, Gtd. Notes		1.60	11/20/17	200,000	[c]	199,764
Wells Fargo & Co., Sr. Unscd. Notes		3.07	1/24/23	1,625,000		1,624,002
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	3,470,000		3,559,752
ZFS Finance USA Trust V, Jr. Sub. Cap. Secs.		6.50	5/9/37	1,935,000	[b,c]	1,944,675
				111,680,714
Foreign/Governmental - 6.8%
Argentine Government, Sr. Unscd. Notes		6.88	1/26/27	1,355,000	[c]	1,341,789
Argentine Government, Unscd. Bonds	ARS	18.20	10/3/21	30,520,000		2,162,033
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	5,132,000,000		2,095,376
Hungarian Development Bank, Govt. Gtd. Notes		6.25	10/21/20	2,825,000	[c]	3,120,009
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	2,456,100,000	[e]	22,924,717
Mexican Government, Sr. Unscd. Notes		4.75	3/8/44	1,350,000		1,240,650

8

Bonds and Notes - 104.0% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 6.8% (continued)
Portuguese Government, Sr. Unscd. Bonds	EUR	2.88	7/21/26	3,470,000		3,370,303
Portuguese Government, Sr. Unscd. Bonds	EUR	4.13	4/14/27	3,880,000		4,074,232
Romanian Government, Sr. Unscd. Notes		4.88	1/22/24	2,885,000	[c]	3,073,696
Romanian Government, Sr. Unscd. Notes		6.13	1/22/44	1,770,000	[c]	2,096,317
Russian Government, Unscd. Bonds, Ser. 6217	RUB	7.50	8/18/21	255,385,000		4,179,645
Uruguayan Government, Sr. Unscd. Notes		4.38	10/27/27	2,655,000		2,732,260
				52,411,027
Health Care - 4.2%
Abbott Laboratories, Sr. Unscd. Notes		4.90	11/30/46	1,860,000		1,881,489
Abbvie, Sr. Unscd. Notes		3.20	5/14/26	2,125,000		2,018,935
Aetna, Sr. Unscd. Notes		2.80	6/15/23	4,115,000		4,087,100
AmerisourceBergen, Sr. Unscd. Notes		3.25	3/1/25	1,535,000		1,527,277
Celgene, Sr. Unscd. Notes		3.55	8/15/22	2,395,000		2,462,738
Gilead Sciences, Sr. Unscd. Notes		3.65	3/1/26	820,000		834,239
Gilead Sciences, Sr. Unscd. Notes		4.75	3/1/46	1,180,000		1,226,340
HCA, Gtd. Notes		5.38	2/1/25	2,130,000		2,175,262
Medtronic, Gtd. Notes		4.63	3/15/45	1,415,000		1,509,812
Mylan, Gtd. Notes		3.15	6/15/21	2,440,000	[c]	2,409,810
Perrigo Finance Unlimited, Gtd. Notes		4.38	3/15/26	3,190,000		3,207,663
Shire Acquisitions Investments Ireland, Gtd. Notes		2.88	9/23/23	2,285,000		2,185,765
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		3.15	10/1/26	570,000	[d]	518,370
Thermo Fisher Scientific, Sr. Unscd. Notes		2.95	9/19/26	2,135,000		2,022,050
UnitedHealth Group, Sr. Unscd. Notes		4.75	7/15/45	1,735,000		1,907,183
Zimmer Biomet Holdings, Sr. Unscd. Notes		3.55	4/1/25	2,400,000		2,346,998
				32,321,031
Industrials - 2.8%
BAE Systems Holdings, Gtd. Notes		3.85	12/15/25	4,045,000	[c]	4,150,619
CSX, Sr. Unscd. Notes		2.60	11/1/26	2,607,000		2,424,797
ERAC USA Finance, Gtd. Notes		6.38	10/15/17	2,995,000	[c]	3,093,778

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 104.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Industrials - 2.8% (continued)
ERAC USA Finance, Gtd. Notes	3.85	11/15/24	500,000	[c]	508,684
FedEx, Gtd. Notes	4.40	1/15/47	1,940,000		1,899,526
General Electric, Sr. Unscd. Notes	1.53	1/14/19	5,045,000	[b]	5,080,547
United Rentals North America, Gtd. Notes	5.75	11/15/24	1,980,000		2,101,275
Waste Management, Gtd. Notes	6.10	3/15/18	1,700,000		1,786,040
			21,045,266
Information Technology - 1.4%
Broadcom, Gtd. Notes	3.00	1/15/22	2,805,000	[c]	2,795,584
Diamond 1 Finance, Sr. Scd. Notes	6.02	6/15/26	2,055,000	[c]	2,222,519
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	2,615,000	[b]	2,751,861
Oracle, Sr. Unscd. Notes	2.65	7/15/26	2,150,000		2,026,743
Zayo Group, Gtd. Notes	5.75	1/15/27	1,125,000	[c]	1,153,125
			10,949,832
Materials - 1.6%
Ardagh Packaging Finance, Gtd. Notes	6.00	2/15/25	2,100,000	[c]	2,118,375
Equate Petrochemical, Gtd. Notes	3.00	3/3/22	1,400,000	[c]	1,360,703
Glencore Funding, Gtd. Notes	4.63	4/29/24	2,460,000	[c]	2,551,696
LYB International Finance, Gtd. Notes	4.00	7/15/23	1,855,000		1,947,405
Mosaic, Sr. Unscd. Notes	4.25	11/15/23	3,370,000	[d]	3,465,317
Steel Dynamics, Sr. Unscd. Notes	5.00	12/15/26	565,000	[c,d]	576,300
			12,019,796
Municipal Bonds - 1.9%
California, GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,209,415
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	4,640,000		4,664,870
New York City, GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,817,795
			14,692,080
Real Estate - 1.8%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/27	425,000		423,432
Boston Properties, Sr. Unscd. Notes	3.70	11/15/18	1,515,000		1,557,894
Columbia Property Trust Operating Partnership, Gtd. Notes	3.65	8/15/26	4,175,000		3,990,711

10

Bonds and Notes - 104.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Real Estate - 1.8% (continued)
DDR, Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,498,432
Omega Healthcare Investors, Gtd. Notes	5.25	1/15/26	1,975,000		2,035,548
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/25	2,040,000		2,063,213
			13,569,230
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	48,594		49,262
Prudential Home Mortgage Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	347	[b,c]	336
Residential Funding Mortgage Securities I Trust, Ser. 2004-S3, Cl. M1	4.75	3/25/19	42,643		42,419
			92,017
Telecommunications - 1.3%
AT&T, Sr. Unscd. Notes	1.85	11/27/18	4,410,000	[b]	4,445,915
Rogers Communications, Gtd. Notes	4.10	10/1/23	2,550,000		2,685,925
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,592,768
			9,724,608
U.S. Government Agencies - .0%
Small Business Administration Participation Ctfs., Gov't Gtd. Debs., Ser. 97-J	6.55	10/1/17	10,059		10,212
U.S. Government Agencies/Mortgage-Backed - 25.7%
Federal Home Loan Mortgage Corp.:
4.00%			11,890,000	[f,g]	12,472,423
3.00%, 11/1/46			3,990,784	[g]	3,949,500
3.50%, 8/1/30-8/1/46			13,145,598	[g]	13,504,126
5.00%, 10/1/18-9/1/40			268,890	[g]	294,734
5.50%, 5/1/40			104,652	[g]	116,059
6.00%, 7/1/17-6/1/22			155,222	[g]	167,613
6.50%, 9/1/29-3/1/32			2,684	[g]	3,049
7.00%, 11/1/31			71,089	[g]	78,513
7.50%, 12/1/25-1/1/31			4,769	[g]	4,986
8.00%, 10/1/19-1/1/28			3,048	[g]	3,640
8.50%, 7/1/30			366	[g]	442
Multiclass Mortgage Participation Ctfs., REMIC, Ser. 51, Cl. E, 10.00%, 7/15/20			17,030	[g]	18,012
Federal National Mortgage Association:
3.00%			1,675,000	[f,g]	1,657,247
3.50%			1,135,000	[f,g]	1,182,063

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 104.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
U.S. Government Agencies/Mortgage-Backed - 25.7% (continued)
4.00%			43,585,000	[f,g]	45,726,505
3.00%, 10/1/30-4/1/46			43,420,480	[g]	44,059,216
3.50%, 1/1/31-3/1/46			45,043,673	[g]	46,248,541
4.00%, 12/1/43			2,064,097	[g]	2,178,966
5.00%, 5/1/18-11/1/20			198,211	[g]	206,111
5.50%, 2/1/33-7/1/40			3,231,810	[g]	3,615,566
6.00%, 1/1/19-1/1/38			216,742	[g]	242,040
6.50%, 3/1/26-10/1/32			18,628	[g]	21,084
7.00%, 2/1/29-6/1/32			18,283	g	20,256
7.50%, 11/1/27-3/1/31			3,039	[g]	3,248
8.00%, 12/1/25			4,755	g	5,149
Pass-Through Ctfs., REMIC, Ser. 1988-16, Cl. B, 9.50%, 6/25/18			1,779	[g]	1,816
Government National Mortgage Association I:
5.50%, 4/15/33			616,681		695,686
6.50%, 4/15/28-7/15/32			10,816		12,335
7.00%, 4/15/28-9/15/31			2,936		3,349
7.50%, 12/15/26-11/15/30			850		862
8.00%, 5/15/26-10/15/30			8,513		8,791
8.50%, 4/15/25			1,799		1,984
9.00%, 10/15/27			6,435		6,512
9.50%, 11/15/17-2/15/25			1,212		1,228
Government National Mortgage Association II:
3.00%, 10/20/45-11/20/45			19,776,636		19,964,515
6.50%, 2/20/31-7/20/31			43,698		50,620
7.00%, 11/20/29			155		176
			196,526,963
U.S. Government Securities - 27.7%
U.S. Treasury Bonds	4.50	2/15/36	21,000,000	[d]	26,548,599
U.S. Treasury Bonds	2.50	2/15/46	13,685,000		12,188,203
U.S. Treasury Floating Rate Notes	0.68	10/31/18	37,300,000	[b]	37,335,845
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/21	12,719,691	[h]	12,907,128
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	12,347,049	[h]	12,600,707
U.S. Treasury Notes	0.75	7/15/19	45,825,000	[d]	45,167,182
U.S. Treasury Notes	1.00	10/15/19	55,750,000	[d]	55,153,308
U.S. Treasury Notes	1.00	11/15/19	10,415,000		10,294,582
			212,195,554
Utilities - 2.3%
Cleveland Electric Illuminating, Sr. Unscd. Notes	5.70	4/1/17	473,000		475,769
Commonwealth Edison, First Mortgage Bonds	6.15	9/15/17	60,000		61,736

12

Bonds and Notes - 104.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Utilities - 2.3% (continued)
Dominion Resources, Sr. Unscd. Notes	3.90	10/1/25	1,750,000		1,791,230
Dominion Resources, Sr. Unscd. Notes	2.85	8/15/26	4,100,000	[d]	3,845,460
Dynegy, Gtd. Notes	7.63	11/1/24	2,280,000	[d]	2,183,100
Enel, Jr. Sub. Bonds	8.75	9/24/73	1,415,000	[b,c]	1,616,637
Enel Finance International, Gtd. Notes	6.00	10/7/39	805,000	[c]	920,476
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,361,251
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	355,000		358,312
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/45	1,210,000		1,261,859
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/45	1,410,000		1,497,916
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	395,000		519,639
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/37	550,000		722,659
			17,616,044
Total Bonds and Notes (cost $795,773,742)			796,045,285
Options Purchased - .0%			Face Amount Covered by Contracts ($)	[a]	Value ($)
Put Options - .0%
Euro, April 2017 @ EUR 1.08			2,320,000		40,615
Japanese Yen, April 2017 @ JPY 113			2,325,000		61,238
Swedish Krona Cross Currency, February 2017 @ SEK 9.75		EUR	1,130,000		39,825
Total Options Purchased (cost $76,925)			141,678
Short-Term Investments - .2%	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills (cost $1,268,463)	0.51	4/27/17	1,270,000	[i]	1,268,512
Other Investment - 1.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,612,281)			12,612,281	[j]	12,612,281

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $7,952,290)	7,952,290	[j] 7,952,290
Total Investments (cost $817,683,701)	106.9%	818,020,046
Liabilities, Less Cash and Receivables	(6.9%)	(52,558,926)
Net Assets	100.0%	765,461,120

EUR—Euro

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

COP—Colombian Peso

EUR—Euro

JPY—Japanese Yen

RUB—Russian Ruble

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $74,454,016 or 9.73% of net assets.

d Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $110,093,750 and the value of the collateral held by the fund was $113,497,718, consisting of cash collateral of $7,952,290 and U.S. Government & Agency securities valued at $105,545,428.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

f Purchased on a forward commitment basis.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

i Held by or on behalf of a counterparty for open futures contracts.

j Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	53.4
Corporate Bonds	37.0
Foreign/Governmental	6.8
Short-Term/Money Market Investments	2.9
Asset-Backed	2.8
Commercial Mortgage-Backed	2.1
Municipal Bonds	1.9
Options Purchased	.0
Residential Mortgage-Backed	.0
106.9

† Based on net assets.

See notes to financial statements.

14

STATEMENT OF FUTURES

January 31, 2017

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Long
U.S. Treasury 5 Year Notes	592	69,777,375	March 2017	79,215
U.S. Treasury Ultra Long Bond	45	7,230,938	March 2017	26,440
Futures Short
Euro-Bond	68	(11,901,376)	March 2017	10,567
Japanese 10 Year Bond	19	(25,221,150)	March 2017	47,029
U.S. Treasury 10 Year Notes	404	(50,285,375)	March 2017	(52,010)
Gross Unrealized Appreciation				163,251
Gross Unrealized Depreciation				(52,010)

See notes to financial statements.

15

STATEMENT OF OPTIONS WRITTEN

January 31, 2017

		Face Amount Covered by Contracts ($)	[a]	Value ($)
Call Options:
Brazilian Real,
February 2017 @ BRL 3.8		1,225,000		-
British Pound Cross Currency,
April 2017 @ GBP 0.88	EUR	1,070,000		(11,787)
Colombian Peso,
February 2017 @ COP 3,450		1,225,000		(1)
Euro,
April 2017 @ EUR 1.02		2,320,000		(5,341)
Indonesian Rupiah,
February 2017 @ IDR 14,500		1,225,000		(15)
Japanese Yen,
April 2017 @ JPY 116		2,325,000		(27,354)
Mexican New Peso,
March 2017 @ MXN 21.5		1,205,000		(13,041)
Mexican New Peso,
March 2017 @ MXN 22		1,210,000		(8,415)
South African Rand,
February 2017 @ ZAR 16		1,225,000		(10)
South African Rand,
March 2017 @ ZAR 15		1,210,000		(2,527)
South Korean Won,
February 2017 @ KRW 1,200		1,250,000		(540)
South Korean Won,
April 2017 @ KRW 1,200		1,150,000		(10,182)
Swedish Krona Cross Currency,
February 2017 @ SEK 10.25	EUR	1,130,000		-

16

		Face Amount Covered by Contracts ($)	[a]	Value ($)
Put Options:
New Zealand Dollar Cross Currency,
April 2017 @ NZD 1.02	AUD	1,550,000		(9,332)
Norwegian Krone Cross Currency,
March 2017 @ NOK 8.85	EUR	1,120,000		(5,185)
Norwegian Krone Cross Currency,
April 2017 @ NOK 8.8	EUR	2,185,000		(14,649)
Total Options Written (premiums received $245,560)				(108,379)

a Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $110,093,750)—Note 1(c):
Unaffiliated issuers	797,119,130	797,455,475
Affiliated issuers	20,564,571	20,564,571
Cash		193,579
Cash denominated in foreign currency	4,663,365	4,714,152
Receivable for investment securities sold		19,518,288
Dividends, interest and securities lending income receivable		4,464,211
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		343,737
Receivable for shares of Common Stock subscribed		23,218
Receivable for futures variation margin—Note 4		10,797
Prepaid expenses and other assets		37,621
		847,325,649
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		473,813
Payable for open mortgage dollar roll transactions—Note 4		61,394,224
Liability for securities on loan—Note 1(c)		7,952,290
Payable for investment securities purchased		6,856,100
Payable for shares of Common Stock redeemed		3,831,246
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		935,757
Outstanding options written, at value (premiums received $245,560)—See Statement of Options Written—Note 4		108,379
Accrued expenses		312,720
		81,864,529
Net Assets ($)		765,461,120
Composition of Net Assets ($):
Paid-in capital		781,029,090
Accumulated distributions in excess of investment income—net		(1,834,609)
Accumulated net realized gain (loss) on investments		(13,780,607)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $111,241 net unrealized appreciation on futures)		47,246
Net Assets ($)		765,461,120

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	473,519,123	18,911,016	227,096,504	45,934,477
Shares Outstanding	35,694,394	1,425,548	17,123,297	3,461,977
Net Asset Value Per Share ($)	13.27	13.27	13.26	13.27

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	10,632,995
Dividends from affiliated issuers	25,894
Income from securities lending—Note 1(c)	77,809
Total Income	10,736,698
Expenses:
Management fee—Note 3(a)	1,877,298
Shareholder servicing costs—Note 3(c)	1,203,261
Directors’ fees and expenses—Note 3(d)	112,742
Distribution fees—Note 3(b)	77,567
Professional fees	61,127
Custodian fees—Note 3(c)	34,002
Registration fees	30,674
Prospectus and shareholders’ reports	17,219
Loan commitment fees—Note 2	12,544
Miscellaneous	38,654
Total Expenses	3,465,088
Less—reduction in expenses due to undertaking—Note 3(a)	(174,973)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,461)
Net Expenses	3,286,654
Investment Income—Net	7,450,044
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(7,247,254)
Net realized gain (loss) on options transactions	187,421
Net realized gain (loss) on futures	283,699
Net realized gain (loss) on swap transactions	1,084,527
Net realized gain (loss) on forward foreign currency exchange contracts	3,149,093
Net Realized Gain (Loss)	(2,542,514)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(28,445,796)
Net unrealized appreciation (depreciation) on options transactions	119,972
Net unrealized appreciation (depreciation) on futures	111,241
Net unrealized appreciation (depreciation) on swap transactions	(1,144,635)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	317,763
Net Unrealized Appreciation (Depreciation)	(29,041,455)
Net Realized and Unrealized Gain (Loss) on Investments	(31,583,969)
Net (Decrease) in Net Assets Resulting from Operations	(24,133,925)

See notes to financial statements.

19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations ($):
Investment income—net	7,450,044	18,756,365
Net realized gain (loss) on investments	(2,542,514)	(551,834)
Net unrealized appreciation (depreciation) on investments	(29,041,455)	13,581,199
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,133,925)	31,785,730
Distributions to Shareholders from ($):
Investment income—net:
Class A	(5,606,585)	(12,750,870)
Class C	(145,872)	(350,763)
Class I	(2,978,295)	(6,237,945)
Class Y	(612,837)	(1,085,856)
Net realized gain on investments:
Class A	(353,627)	(4,895,365)
Class C	(13,945)	(202,734)
Class I	(168,527)	(2,096,287)
Class Y	(32,483)	(350,166)
Total Distributions	(9,912,171)	(27,969,986)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	16,120,611	39,093,828
Class C	833,434	2,971,492
Class I	35,673,079	47,839,856
Class Y	13,654,172	2,429,613
Distributions reinvested:
Class A	5,329,481	15,886,906
Class C	110,552	395,024
Class I	2,959,601	7,761,810
Class Y	464,078	978,836
Cost of shares redeemed:
Class A	(80,684,500)	(140,821,730)
Class C	(3,098,569)	(6,173,241)
Class I	(59,586,541)	(36,088,846)
Class Y	(6,401,903)	(9,037,313)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(74,626,505)	(74,763,765)
Total Increase (Decrease) in Net Assets	(108,672,601)	(70,948,021)
Net Assets ($):
Beginning of Period	874,133,721	945,081,742
End of Period	765,461,120	874,133,721
Undistributed (distributions in excess of) investment income—net	(1,834,609)	58,936

20

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	1,193,322	2,887,815
Shares issued for distributions reinvested	396,480	1,180,273
Shares redeemed	(5,997,576)	(10,404,493)
Net Increase (Decrease) in Shares Outstanding	(4,407,774)	(6,336,405)
Class C
Shares sold	61,749	219,323
Shares issued for distributions reinvested	8,241	29,409
Shares redeemed	(229,689)	(454,661)
Net Increase (Decrease) in Shares Outstanding	(159,699)	(205,929)
Class I
Shares sold	2,662,941	3,525,581
Shares issued for distributions reinvested	220,205	576,578
Shares redeemed	(4,435,226)	(2,666,071)
Net Increase (Decrease) in Shares Outstanding	(1,552,080)	1,436,088
Class Y
Shares sold	995,330	181,300
Shares issued for distributions reinvested	34,530	72,786
Shares redeemed	(476,936)	(664,759)
Net Increase (Decrease) in Shares Outstanding	552,924	(410,673)

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2017		Year Ended July 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.82	13.74	13.94	13.59	14.08	13.44
Investment Operations:
Investment income—net[a]	.11	.27	.23	.26	.26	.25
Net realized and unrealized gain (loss) on investments	(.50)	.22	(.09)	.42	(.29)	.71
Total from Investment Operations	(.39)	.49	.14	.68	(.03)	.96
Distributions:
Dividends from investment income—net	(.15)	(.30)	(.27)	(.31)	(.33)	(.32)
Dividends from net realized gain on investments	(.01)	(.11)	(.07)	(.02)	(.13)	—
Total Distributions	(.16)	(.41)	(.34)	(.33)	(.46)	(.32)
Net asset value, end of period	13.27	13.82	13.74	13.94	13.59	14.08
Total Return (%)[b]	(2.79)[c]	3.62	.97	5.06	(.24)	7.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[d]	.92	.91	.89	.86	.89
Ratio of net expenses to average net assets	.89[d]	.89	.88	.89	.86	.89
Ratio of net investment income to average net assets	1.68[d]	2.01	1.68	1.89	1.82	1.80
Portfolio Turnover Rate[e]	85.70[c]	269.53	370.87	370.61	447.47	464.84
Net Assets, end of period ($ x 1,000)	473,519	554,070	638,060	730,091	848,610	990,446

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2017, July 31, 2016, 2015, 2014, 2013 and 2012 were 69.00%, 158.14%, 163.34%, 160.57%, 227.13% and 205.07%, respectively.

See notes to financial statements.

22

Six Months Ended
January 31, 2017		Year Ended July 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.82	13.74	13.94	13.59	14.08	13.44
Investment Operations:
Investment income—net[a]	.07	.17	.13	.16	.15	.15
Net realized and unrealized gain (loss) on investments	(.51)	.22	(.09)	.42	(.28)	.72
Total from Investment Operations	(.44)	.39	.04	.58	(.13)	.87
Distributions:
Dividends from investment income—net	(.10)	(.20)	(.17)	(.21)	(.23)	(.23)
Dividends from net realized gain on investments	(.01)	(.11)	(.07)	(.02)	(.13)	—
Total Distributions	(.11)	(.31)	(.24)	(.23)	(.36)	(.23)
Net asset value, end of period	13.27	13.82	13.74	13.94	13.59	14.08
Total Return (%)[b]	(3.15)[c]	2.87	.24	4.29	(.99)	6.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65[d]	1.65	1.64	1.63	1.61	1.63
Ratio of net expenses to average net assets	1.62[d]	1.61	1.61	1.63	1.61	1.63
Ratio of net investment income to average net assets	.96[d]	1.29	.95	1.15	1.08	1.07
Portfolio Turnover Rate[e]	85.70[c]	269.53	370.87	370.61	447.47	464.84
Net Assets, end of period ($ x 1,000)	18,911	21,902	24,610	28,295	34,259	43,439

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2017, July 31, 2016, 2015, 2014, 2013 and 2012 were 69.00%, 158.14%, 163.34%, 160.57%, 227.13% and 205.07%, respectively.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2017		Year Ended July 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.81	13.74	13.93	13.59	14.08	13.44
Investment Operations:
Investment income—net[a]	.14	.32	.28	.31	.29	.28
Net realized and unrealized gain (loss) on investments	(.51)	.20	(.09)	.41	(.28)	.72
Total from Investment Operations	(.37)	.52	.19	.72	.01	1.00
Distributions:
Dividends from investment income—net	(.17)	(.34)	(.31)	(.36)	(.37)	(.36)
Dividends from net realized gain on investments	(.01)	(.11)	(.07)	(.02)	(.13)	—
Total Distributions	(.18)	(.45)	(.38)	(.38)	(.50)	(.36)
Net asset value, end of period	13.26	13.81	13.74	13.93	13.59	14.08
Total Return (%)	(2.70)[b]	4.04	1.31	5.34	.01	7.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[c]	.63	.63	.62	.61	.69
Ratio of net expenses to average net assets	.55[c]	.55	.55	.55	.58	.69
Ratio of net investment income to average net assets	2.03[c]	2.34	2.02	2.23	2.12	1.99
Portfolio Turnover Rate[d]	85.70[b]	269.53	370.87	370.61	447.47	464.84
Net Assets, end of period ($ x 1,000)	227,097	257,958	236,789	238,569	259,454	90,383

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2017, July 31, 2016, 2015, 2014, 2013 and 2012 were 69.00%, 158.14%, 163.34%, 160.57%, 227.13% and 205.07%, respectively.

See notes to financial statements.

24

Six Months Ended
	January 31, 2016	Year Ended July 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.82	13.74	13.94	13.59	13.59
Investment Operations:
Investment income—net[b]	.14	.32	.30	.29	.02
Net realized and unrealized gain (loss) on investments	(.51)	.22	(.11)	.45	.01
Total from Investment Operations	(.37)	.54	.19	.74	.03
Distributions:
Dividends from investment income—net	(.17)	(.35)	(.32)	(.37)	(.03)
Dividends from net realized gain on investments	(.01)	(.11)	(.07)	(.02)	—
Total Distributions	(.18)	(.46)	(.39)	(.39)	(.03)
Net asset value, end of period	13.27	13.82	13.74	13.94	13.59
Total Return (%)	(2.67)[c]	4.09	1.36	5.50	.22[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[d]	.54	.53	.52	.46[d]
Ratio of net expenses to average net assets	.50[d]	.50	.50	.52	.46[d]
Ratio of net investment income to average net assets	2.08[d]	2.39	2.08	2.26	1.97[d]
Portfolio Turnover Rate[e]	85.70[c]	269.53	370.87	370.61	447.47
Net Assets, end of period ($ x 1,000)	45,934	40,204	45,622	22,909	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2017, July 31, 2016, 2015, 2014 and 2013 were 69.00%, 158.14%, 163.34%, 160.57% and 227.13%, respectively.

See notes to financial statements.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.3 billion shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (500 million shares authorized), Class C (200 million shares authorized), Class I (500 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

26

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued

28

at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	–	21,840,251	–	21,840,251
Commercial Mortgage-Backed	–	16,351,454	–	16,351,454
Corporate Bonds†	–	281,925,727	–	281,925,727
Foreign Government	–	52,411,027	–	52,411,027
Municipal Bonds†	–	14,692,080	–	14,692,080
Registered Investment Companies	20,564,571	–	–	20,564,571
Residential Mortgage-Backed	–	92,017	–	92,017
U.S. Government Agencies/ Mortgage-Backed	–	196,537,175	–	196,537,175
U.S. Treasury	–	213,464,066	–	213,464,066
Other Financial Instruments:
Futures††	163,251	–	–	163,251
Forward Foreign Currency Exchange Contracts††	–	343,737	–	343,737
Options Purchased	–	141,678	–	141,678
Liabilities ($)
Other Financial Instruments:
Futures††	(52,010)	–	–	(52,010)
Forward Foreign Currency Exchange Contracts††	–	(935,757)	–	(935,757)
Options Written	–	(108,379)	–	(108,379)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2017, there were no transfers between levels of the fair value hierarchy.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2017, The Bank of New York Mellon

30

earned $15,019 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2017 were as follows:

Affiliated Investment Company	Value 7/31/2016 ($)	Purchases ($)	Sales ($)	Value 1/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	61,030,935	12,436,683	73,467,618	–	–
Dreyfus Institutional Preferred Government Plus Money Market Fund††	19,689,352	201,212,293	208,289,364	12,612,281	1.7
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares††	–	37,206,046	29,253,756	7,952,290	1.0
Total	80,720,287	250,855,022	311,010,738	20,564,571	2.7

† During the period ended January 31, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Preferred Money Market Fund.

†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three year period ended July 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2016 was as follows: ordinary income $20,415,793 and long-term capital gains $7,554,193. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from August 1, 2016 through December 1, 2017 for Class I and Class Y shares, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of the fund’s Class I and Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% and .50% of the value of the respective class’ average daily net assets. Dreyfus also waived a portion of its fees for Class A and Class C

32

shares due to the undertakings for the other classes. The reduction in expenses, pursuant to the undertakings, amounted to $174,973.

During the period ended January 31, 2017, the Distributor retained $779 from commissions earned on sales of the fund’s Class A shares and $2,377 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended January 31, 2017, Class C shares were charged $77,567 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2017, Class A and Class C shares were charged $655,839 and $25,856, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2017, the fund was charged $107,177 for transfer agency services and $6,433 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3,461.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2017, the fund was charged $34,002 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2017, the fund was charged $4,270 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2017, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $294,860, Distribution Plan fees $12,230, Shareholder Services Plan fees $106,997, custodian fees $48,000, Chief Compliance Officer fees $8,126 and transfer agency fees $27,916, which are offset against an expense reimbursement currently in effect in the amount of $24,316.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap transactions, during the period ended January 31, 2017, amounted to $723,797,022 and $781,513,044, respectively, of which $141,082,467 in purchases and $141,210,997 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for

34

general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2017 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended January 31, 2017:

		Options Terminated
	Premiums		Net Realized
Options Written:	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding July 31, 2016
	151,445
Contracts written	352,273
Contracts terminated: Contracts closed Contracts expired
	23,939	3,371	20,568
	234,219	–	234,219
Total contracts terminated	258,158	3,371	254,787
Contracts outstanding January 31, 2017
	245,560

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the

36

date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Argentine Peso,
Expiring
4/3/2017	15,695,000	929,249	959,333	30,084
Australian Dollar,
Expiring
2/28/2017	3,530,000	2,658,055	2,675,474	17,419
Indian Rupee,
Expiring
4/3/2017	86,720,000	1,262,300	1,267,688	5,388
Barclays Bank
Philippine Peso,
Expiring
4/3/2017	62,700,000	1,248,010	1,257,580	9,570
Citigroup
Brazilian Real,
Expiring
4/4/2017	4,690,000	1,451,563	1,464,410	12,847
Indonesian Rupiah,
Expiring
4/3/2017	35,542,540,000	2,626,943	2,646,056	19,113
Peruvian New Sol,
Expiring
4/3/2017	6,260,000	1,838,203	1,901,772	63,569

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Citigroup (continued)
Philippine Peso,
Expiring
4/3/2017	62,600,000	1,257,028	1,255,574	(1,454)
Swedish Krona,
Expiring
2/28/2017	32,620,000	3,693,043	3,733,402	40,359
Goldman Sachs International
Russian Ruble,
Expiring
4/3/2017	254,470,000	4,206,011	4,168,168	(37,843)
JP Morgan Chase Bank
Colombian Peso,
Expiring
4/3/2017	11,362,524,925	3,784,922	3,844,384	59,462
Polish Zloty,
Expiring
4/3/2017	5,000,000	1,199,041	1,247,384	48,343
Turkish Lira,
Expiring
4/3/2017	34,895,000	9,150,199	9,090,870	(59,329)
UBS
Norwegian Krone,
Expiring
2/28/2017	31,765,000	3,814,963	3,851,970	37,007
Sales:
Bank of America
Singapore Dollar,
Expiring
2/28/2017	1,850,000	1,304,655	1,312,960	(8,305)
South Korean Won,
Expiring
4/3/2017	2,868,481,000	2,390,301	2,469,663	(79,362)
Thai Baht,
Expiring
4/3/2017	87,830,000	2,436,677	2,493,020	(56,343)
Citigroup
Euro,
Expiring
2/28/2017	19,455,000	20,811,772	21,021,880	(210,108)
Indian Rupee,
Expiring
4/3/2017	86,720,000	1,263,357	1,267,688	(4,331)

38

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Goldman Sachs International
Swiss Franc,
Expiring
2/28/2017	1,875,000	1,878,607	1,897,289	(18,682)
HSBC
New Zealand Dollar,
Expiring
2/28/2017	3,585,000	2,597,472	2,628,201	(30,729)
JP Morgan Chase Bank
Hong Kong Dollar,
Expiring
1/12/2018	20,750,000	2,677,074	2,676,498	576
Hungarian Forint,
Expiring
4/3/2017	359,670,000	1,226,622	1,254,896	(28,274)
Philippine Peso,
Expiring
4/3/2017	125,300,000	2,501,248	2,513,154	(11,906)
South African Rand,
Expiring
4/3/2017	56,360,000	4,043,621	4,136,100	(92,479)
Taiwan Dollar,
Expiring
4/7/2017	157,580,000	4,935,170	5,037,208	(102,038)
UBS
Japanese Yen,
Expiring
2/28/2017	2,854,040,000	25,100,082	25,294,656	(194,574)
Gross Unrealized Appreciation				343,737
Gross Unrealized Depreciation				(935,757)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At January 31, 2017, there were no interest rate swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

40

Fair value of derivative instruments as of January 31, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	163,251	[1]	Interest rate risk	(52,010)	[1]
Foreign exchange risk	485,415	[2,3]	Foreign exchange risk	(1,044,136)	[3,4]
Gross fair value of derivative contracts	648,666			(1,096,146)

Statement of Assets and Liabilities location:
[1]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[4]	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2017 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Transactions	[4]	Total
Interest rate	283,699		-		-		1,084,527		1,368,226
Foreign exchange	-		187,421		3,149,093		-		3,336,514
Total	283,699		187,421		3,149,093		1,084,527		4,704,740

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Transactions	[8]	Total
Interest rate	111,241		-		-		(1,144,635)		(1,033,394)
Foreign exchange	-		119,972		317,763		-		437,735
Total	111,241		119,972		317,763		(1,144,635)		(595,659)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap transactions.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	163,251	(52,010)
Options	141,678	(108,379)
Forward contracts	343,737	(935,757)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	648,666	(1,096,146)
Derivatives not subject to
Master Agreements	(163,251)	52,010
Total gross amount of assets
and liabilities subject to
Master Agreements	485,415	(1,044,136)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2017:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	52,891		(52,891)	-		-
Barclays Bank	90,010		(59,335)	-		30,675
Citigroup	135,888		(135,888)	-		-
JP Morgan Chase Bank	169,619		(169,619)	-		-
UBS	37,007		(37,007)	-		-
Total	485,415		(454,740)	-		30,675

42

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(144,010)		52,891	-		(91,119)
Barclays Bank	(59,335)		59,335	-		-
Citigroup	(226,085)		135,888	90,197		-
Goldman Sachs International	(64,940)		-	20,000		(44,940)
HSBC	(30,729)		-	-		(30,729)
JP Morgan Chase Bank	(324,463)		169,619	154,844		-
UBS	(194,574)		37,007	-		(157,567)
Total	(1,044,136)		454,740	265,041		(324,355)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
† See Statement of Investments for detailed information regarding collateral held for open futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2017:

Average Market Value ($)
Interest rate futures	40,235,490
Foreign currency options contracts	135,514
Forward contracts	116,316,180

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2017:

Average Notional Value ($)
Interest rate swap agreements	103,122,857

At January 31, 2017, accumulated net unrealized appreciation on investments was $336,345, consisting of $10,643,670 gross unrealized appreciation and $10,307,325 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

43

NOTES

44

NOTES

45

For More Information

Dreyfus Intermediate Term Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRITX Class C: DTECX Class I: DITIX Class Y: DITYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0082SA0117

Dreyfus Short Term Income Fund

SEMIANNUAL REPORT January 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Short Term Income Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2016 through January 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. Stocks and corporate-backed bonds generally rallied over the summer of 2016 in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections, but equity markets subsequently rallied to new highs as investors revised their expectations for U.S. fiscal and tax policies. In the bond market, yields surged higher and prices fell after the election, while corporate-backed bonds fared especially well in anticipation of a more business-friendly political climate.

The start of a new presidential administration and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
February 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2016 through January 31, 2017, as provided by David Bowser, CFA, and David Horsfall, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended January 31, 2017, Dreyfus Short Term Income Fund’s Class D shares produced a total return of -0.62%, and Class P shares produced a total return of -0.75%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of -0.83% for the same period.2

Bonds lost a degree of value over the reporting period due to rising interest rates amid expectations of greater economic growth and rising inflationary pressures. The fund outperformed the Index, mainly due to strong results from corporate-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including Collateralized Mortgage Obligations), and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by Dreyfus. The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

Interest Rates Climbed in Post-Election Trading

Near the start of the reporting period, encouraging global economic data and better-than-expected corporate profits helped boost investors’ risk appetites, driving prices of riskier corporate-backed securities higher and prices of U.S. government securities and other traditional safe havens lower. In addition, investors began to anticipate that the Federal Reserve Board (the “Fed”) would raise short-term interest rates, as indeed it did in December. The long-awaited rate hike sent the overnight federal funds rate higher by 25 basis points to between 0.50% and 0.75%.

Bond prices declined broadly in October as political uncertainty intensified in advance of U.S. elections. After the election, prices of U.S. government securities fell sharply and lower-rated corporate bonds rallied in anticipation of changes in U.S. fiscal, tax, and regulatory policies. Investors generally viewed the new presidential administration’s business-friendly proposals as likely to increase economic growth and inflation, which historically have been considered negative for high-quality bonds but positive for lower rated corporate securities that tend to be more sensitive to their issuers’ underlying business fundamentals.

Short-term bonds proved less sensitive to these influences than their longer-term counterparts.

Corporate Bond Strategies Bolstered Relative Results

The fund’s performance compared to the Index benefited during the reporting period from overweighted exposure to and strong security selections among corporate-backed bonds. Asset-

3

DISCUSSION OF FUND PERFORMANCE (continued)

backed securities and commercial mortgage-backed securities also benefited from these factors. However, gains from corporate-backed securities were offset to a mild degree by bonds from financial companies, which generally lagged market averages.

The fund’s currency strategies added value during the reporting period, as we maintained overweighted exposure to the strengthening U.S. dollar and an underweighted position in the relatively weak Japanese yen. Positions in Treasury Inflation Protected Securities (“TIPS”) also produced relatively attractive results, rallying from low valuations when inflation expectations increased. We generally maintained the fund’s average duration in a range between slightly shorter-than-average and market-neutral, which helped cushion the impact of rising interest rates.

On the other hand, a small position in taxable municipal bonds very mildly lagged market averages amid heightened volatility in the municipal bond market.

We employed forward contracts and futures contracts as part of our currency and interest-rate strategies, respectively, during the reporting period.

Maintaining a Constructive Investment Posture

Despite current trends toward higher interest rates, we expect economic growth and government policy changes to continue to support prices of corporate-backed bonds. Therefore, we have maintained overweighted exposure to corporate bonds and asset-backed securities. We also have retained the fund’s positions in TIPS, which we expect to benefit from accelerating inflation. On the other hand, as of the reporting period’s end, the fund held no exposure to residential mortgage-backed securities which, in our view, remain vulnerable to rising interest rates. We have continued to set the fund’s average duration in a slightly short position compared to the Index.

February 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2017. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. — The BofA Merrill Lynch 1-5 Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2016 to January 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2017
	Class D	Class P
Expenses paid per $1,000†	$3.27	$3.52
Ending value (after expenses)	$993.80	$992.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2017
	Class D	Class P
Expenses paid per $1,000†	$3.31	$3.57
Ending value (after expenses)	$1,021.93	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

January 31, 2017 (Unaudited)

Bonds and Notes - 98.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./Auto Receivables - 2.5%
Capital Auto Receivables Asset Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		441,114
Countrywide Asset-Backed Certificates, Ser. 2004-6, Cl. 2A5	1.54	11/25/34	847,302	[b]	829,282
DT Auto Owner Trust, Ser. 2014-2A, Cl. C	2.46	1/15/20	362,555	[c]	362,908
Santander Drive Auto Receivables Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	573,205		573,430
Santander Drive Auto Receivables Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,469,582
SMART Trust, Ser. 2013-2US, Cl. A4A	1.18	2/14/19	628,711		627,485
			4,303,801
Commercial Mortgage Pass-Through Ctfs. - .9%
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-T26, Cl. A4	5.47	1/12/45	178,628	[b]	178,673
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Cl. A4	5.72	12/10/49	747,736	[b]	751,497
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/48	580,000		587,474
			1,517,644
Consumer Discretionary - 3.8%
21st Century Fox America, Gtd. Notes	3.00	9/15/22	1,115,000		1,117,827
Comcast, Gtd. Notes	5.70	7/1/19	650,000		709,412
Cox Communications, Sr. Unscd. Notes	6.25	6/1/18	1,170,000	[c]	1,232,496
Sky, Gtd. Notes	2.63	9/16/19	1,220,000	[c]	1,226,506
Time Warner, Gtd. Notes	2.10	6/1/19	900,000		902,459
Volkswagen Group of America Finance, Gtd. Notes	1.25	5/23/17	530,000	[c]	529,616
Walgreens Boots Alliance, Sr. Unscd. Notes	1.75	5/30/18	765,000		766,832
			6,485,148
Consumer Staples - 3.8%
Anheuser-Busch InBev Finance, Gtd. Notes	2.65	2/1/21	935,000		941,363
CVS Health, Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,532,735
Kraft Heinz Foods, Gtd. Notes	2.80	7/2/20	575,000		582,009
Newell Brands, Sr. Unscd. Notes	3.15	4/1/21	500,000		508,008
Pernod Ricard, Sr. Unscd. Notes	4.45	1/15/22	380,000	[c]	404,902
Reynolds American, Gtd. Notes	8.13	6/23/19	800,000		909,022

6

Bonds and Notes - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Staples - 3.8% (continued)
WM Wrigley Jr., Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[c]	1,728,117
			6,606,156
Energy - 1.3%
ConocoPhillips, Gtd. Notes	4.20	3/15/21	575,000		609,293
Energy Transfer Partners, Sr. Unscd. Notes	4.15	10/1/20	775,000		810,676
EQT, Sr. Unscd. Notes	8.13	6/1/19	215,000		241,991
Kinder Morgan Energy Partners, Gtd. Notes	5.95	2/15/18	596,000		620,944
			2,282,904
Financials - 12.0%
ABN AMRO Bank, Sr. Unscd. Notes	4.25	2/2/17	340,000	[c]	340,000
ABN AMRO Bank, Sr. Unscd. Notes	2.50	10/30/18	760,000	[c]	766,935
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/22	350,000		350,480
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	455,000		459,055
American International Group, Sr. Unscd. Notes	6.40	12/15/20	425,000		484,192
Bank of America, Sr. Unscd. Notes	5.65	5/1/18	145,000		151,625
Bank of America, Sr. Unscd. Notes	2.06	1/15/19	1,335,000	[b]	1,346,996
Bank of America, Sr. Unscd. Notes	2.15	11/9/20	550,000		540,758
Bank of America, Sr. Unscd. Notes	2.63	4/19/21	960,000		953,602
Bank of America, Sr. Unscd. Notes, Ser. L	2.60	1/15/19	545,000		550,271
Barclays, Sr. Unscd. Notes	4.38	1/12/26	480,000		483,109
Capital One, Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,275,430
Citizens Financial Group, Sr. Unscd. Notes	2.38	7/28/21	975,000		959,679
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/26	465,000		453,595
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/22	575,000		621,758
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1	1.78	3/12/19	1,975,000	[b]	1,978,709
Goldman Sachs Group, Sr. Unscd. Notes	2.38	1/22/18	625,000		629,550
Goldman Sachs Group, Sr. Unscd. Notes	2.01	11/15/18	1,295,000	[b]	1,308,214
Goldman Sachs Group, Sr. Unscd. Notes	2.55	10/23/19	725,000		730,088
Goldman Sachs Group, Sr. Unscd. Notes	2.54	11/29/23	795,000	[b]	818,654
KeyBank, Sr. Unscd. Notes	2.50	11/22/21	265,000		263,409

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 98.8% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 12.0% (continued)
Lloyds Banking Group, Gtd. Notes		3.10	7/6/21	725,000		732,982
Morgan Stanley, Sr. Unscd. Notes		2.21	1/20/22	900,000	[b,d]	904,653
Park Aerospace Holdings, Sr. Unscd. Notes		5.25	8/15/22	85,000	[c]	87,231
PNC Bank, Sr. Unscd. Notes		2.20	1/28/19	600,000		603,577
Quicken Loans, Gtd. Notes		5.75	5/1/25	500,000	[c]	483,750
Synchrony Financial, Sr. Unscd. Notes		3.00	8/15/19	565,000		572,895
Visa, Sr. Unscd. Notes		3.15	12/14/25	915,000		913,791
Wells Fargo & Company, Sr. Unscd Notes		2.60	7/22/20	860,000		865,652
				20,630,640
Foreign/Governmental - 3.1%
Argentine Government, Sr. Unscd. Notes		6.88	1/26/27	665,000	[c]	658,516
Argentine Government, Unscd. Bonds	ARS	18.20	10/3/21	2,755,000		195,164
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	463,000,000		189,041
Hungarian Development Bank, Govt. Gtd. Notes		6.25	10/21/20	645,000	[c]	712,356
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	243,700,000	[e]	2,274,644
Portuguese Government, Sr. Unscd. Bonds	EUR	2.88	7/21/26	455,000		441,927
Russian Government, Unscd. Bonds, Ser. 6217	RUB	7.50	8/18/21	17,310,000		283,296
Uruguayan Government, Sr. Unscd. Notes		4.38	10/27/27	545,000		560,860
				5,315,804
Health Care - 5.3%
Abbott Laboratories, Sr. Unscd. Notes		2.90	11/30/21	760,000		759,142
Celgene, Sr. Unscd. Notes		2.13	8/15/18	600,000		602,922
Gilead Sciences, Sr. Unscd. Notes		2.55	9/1/20	1,085,000		1,096,215
HCA, Gtd. Notes		5.38	2/1/25	500,000		510,625
Medtronic, Gtd. Notes		2.50	3/15/20	1,190,000		1,204,887
Mylan, Gtd. Notes		3.15	6/15/21	490,000	[c]	483,937
Shire Acquisitions Investments, Gtd. Notes		2.40	9/23/21	1,150,000		1,118,546
Teva Pharmaceuticals, Gtd. Notes		2.20	7/21/21	750,000		716,540
UnitedHealth Group, Sr. Unscd. Bonds		2.13	3/15/21	960,000		951,992

8

Bonds and Notes - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Health Care - 5.3% (continued)
Zimmer Biomet Holdings, Sr. Unscd. Notes	2.70	4/1/20	1,660,000		1,670,182
			9,114,988
Industrials - 1.0%
General Electric, Sr. Unscd. Notes	1.53	1/14/19	1,195,000	[b]	1,203,420
United Rentals North America, Gtd. Notes	5.75	11/15/24	220,000		233,475
Waste Management, Gtd. Notes	6.10	3/15/18	365,000		383,473
			1,820,368
Information Technology - .5%
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	595,000	[b]	626,141
Zayo Group, Gtd. Notes	5.75	1/15/27	255,000	[c]	261,375
			887,516
Materials - .3%
Equate Petrochemical, Gtd. Notes	3.00	3/3/22	350,000	[c]	340,176
Steel Dynamics, Sr. Unscd. Notes	5.00	12/15/26	120,000	[c,d]	122,400
			462,576
Municipal Bonds - .6%
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	1,055,000		1,060,655
Real Estate - 1.2%
Boston Properties, Sr. Unscd. Notes	3.70	11/15/18	365,000		375,334
DDR, Sr. Unscd. Notes	4.75	4/15/18	650,000		666,856
Simon Property Group, Sr. Unscd. Notes	2.50	9/1/20	485,000		488,770
Welltower, Sr. Unscd. Notes	2.25	3/15/18	490,000		492,983
			2,023,943
Residential Mortgage Pass-Through Ctfs. - .6%
Credit Suisse First Boston Mortgage Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	48,195		48,858
Impac Secured Assets Trust, Ser. 2006-2, Cl. 2A1	1.11	8/25/36	935,426	[b]	924,953
			973,811
Telecommunications - .5%
AT&T, Sr. Unscd. Notes	3.88	8/15/21	525,000		543,095
AT&T, Sr. Unscd. Notes	5.45	3/1/47	250,000		249,810
			792,905

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
U.S. Government Agencies/Mortgage-Backed - 3.0%
Federal National Mortgage Association
0.88%, 8/28/17			5,100,000	f	5,106,865
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49, Cl. JE, 3.00%, 4/25/33			37,843	f	38,396
Government National Mortgage Association II
7.00%, 12/20/30-4/20/31			5,723		6,859
7.50%, 11/20/29-12/20/30			5,437		6,309
			5,158,429
U.S. Government Securities - 56.9%
U.S. Treasury Floating Rate Notes	0.79	1/31/18	6,795,000	[b]	6,813,027
U.S. Treasury Floating Rate Notes	0.71	4/30/18	21,780,000	[b]	21,819,204
U.S. Treasury Floating Rate Notes	0.69	10/31/18	4,000,000	[b,d]	4,003,844
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/21	4,109,204	[g]	4,169,757
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	2,001,126	[g]	2,042,237
U.S. Treasury Notes	1.00	5/31/18	1,500,000		1,500,323
U.S. Treasury Notes	0.63	6/30/18	7,740,000	[d]	7,698,885
U.S. Treasury Notes	0.75	2/15/19	11,075,000	[d]	10,968,359
U.S. Treasury Notes	0.75	7/15/19	20,510,000	[d]	20,215,579
U.S. Treasury Notes	1.38	8/31/20	11,800,000		11,692,596
U.S. Treasury Notes	1.13	6/30/21	2,640,000		2,560,747
U.S. Treasury Notes	1.13	7/31/21	4,675,000		4,528,083
			98,012,641
Utilities - 1.5%
Dominion Resources, Sr. Unscd. Notes	2.00	8/15/21	1,280,000		1,242,826
Dynegy, Gtd. Notes	7.63	11/1/24	500,000	[d]	478,750
Enel, Jr. Sub. Bonds	8.75	9/24/73	300,000	[b,c]	342,750
Exelon Generation, Sr. Unscd. Notes	6.20	10/1/17	515,000		530,722
			2,595,048
Total Bonds and Notes (cost $170,504,258)			170,044,977
Options Purchased - .0%			Face Amount Covered by Contracts ($)	[a]	Value ($)
Put Options - .0%
Euro, April 2017 @ EUR 1.08			260,000		4,552
Japanese Yen, April 2017 @ JPY 113			260,000		6,848
Swedish Krona Cross Currency, February 2017 @ SEK 9.75		EUR	170,000		5,991
Total Options Purchased (cost $8,908)			17,391

10

Short-Term Investments - .2%	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills (cost $259,699)	0.49	4/27/17	260,000	[h]	259,695
Other Investment - .7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,245,113)			1,245,113	[i]	1,245,113
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $1,554,200)			1,554,200	[i]	1,554,200
Total Investments (cost $173,572,178)			100.6%	173,121,376
Liabilities, Less Cash and Receivables			(0.6%)	(957,339)
Net Assets			100.0%	172,164,037

EUR—Euro

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

COP—Colombian Peso

EUR—Euro

JPY—Japanese Yen

RUB—Russian Ruble

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $10,083,971 or 5.86% of net assets.

d Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $44,392,470 and the value of the collateral held by the fund was $45,434,514, consisting of cash collateral of $1,554,200 and U.S. Government & Agency securities valued at $43,880,314.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

h Held by or on behalf of a counterparty for open futures contracts.

i Investment in affiliated money market mutual fund.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	59.9
Corporate Bonds	31.2
Foreign/Governmental	3.1
Asset-Backed	2.5
Short-Term/Money Market Investments	1.8
Commercial Mortgage-Backed	.9
Municipal Bonds	.6
Residential Mortgage-Backed	.6
Options Purchased	.0
100.6

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF FUTURES

January 31, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Long
U.S. Treasury 2 Year Notes	51	11,056,641	March 2017	(5,357)
U.S. Treasury 5 Year Notes	118	13,908,328	March 2017	(11,678)
Futures Short
Euro-Bond	3	(525,061)	March 2017	(3,004)
Japanese 10 Year Bond	2	(2,654,858)	March 2017	4,950
U.S. Treasury 10 Year Notes	54	(6,721,312)	March 2017	22,460
Gross Unrealized Appreciation				27,410
Gross Unrealized Depreciation				(20,039)

See notes to financial statements.

13

STATEMENT OF OPTIONS WRITTEN

January 31, 2017 (Unaudited)

		Face Amount Covered by Contracts ($)	[a]	Value ($)
Call Options:
Brazilian Real,
February 2017 @ BRL 3.8		185,000		-
British Pound Cross Currency,
April 2017 @ GBP 0.88	EUR	160,000		(1,762)
Colombian Peso,
February 2017 @ COP 3,450		185,000		-
Euro,
April 2017 @ EUR 1.02		260,000		(599)
Indonesian Rupiah,
February 2017 @ IDR 14,500		185,000		(2)
Japanese Yen,
April 2017 @ JPY 116		260,000		(3,059)
Mexican New Peso,
March 2017 @ MXN 21.5		180,000		(1,948)
Mexican New Peso,
March 2017 @ MXN 22		180,000		(1,252)
South African Rand,
February 2017 @ ZAR 16		185,000		(1)
South African Rand,
March 2017 @ ZAR 15		180,000		(376)
South Korean Won,
February 2017 @ KRW 1,200		185,000		(80)
South Korean Won,
April 2017 @ KRW 1,200		175,000		(1,549)
Swedish Krona Cross Currency,
February 2017 @ SEK 10.25	EUR	170,000		-

14

		Face Amount Covered by Contracts ($)	[a]	Value ($)
Put Options:
New Zealand Dollar Cross Currency,
April 2017 @ NZD 1.02	AUD	235,000		(1,415)
Norwegian Krone Cross Currency,
March 2017 @ NOK 8.85	EUR	170,000		(787)
Norwegian Krone Cross Currency,
April 2017 @ NOK 8.8	EUR	245,000		(1,643)
Total Options Written (premiums received $34,185)				(14,473)

a Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $44,392,470)—Note 1(c):
Unaffiliated issuers	170,772,865	170,322,063
Affiliated issuers	2,799,313	2,799,313
Cash denominated in foreign currency	23,539	23,228
Dividends, interest and securities lending income receivable		613,753
Receivable for investment securities sold		567,992
Receivable for shares of Common Stock subscribed		251,373
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		36,763
Receivable for futures variation margin—Note 4		2,618
Prepaid expenses and other assets		26,761
		174,643,864
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		92,419
Cash overdraft due to Custodian		17,446
Liability for securities on loan—Note 1(c)		1,554,200
Payable for investment securities purchased		334,810
Payable for shares of Common Stock redeemed		258,768
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		88,326
Outstanding options written, at value (premiums received $34,185)—See Statement of Options Written—Note 4		14,473
Accrued expenses		119,385
		2,479,827
Net Assets ($)		172,164,037
Composition of Net Assets ($):
Paid-in capital		190,439,581
Accumulated distributions in excess of investment income—net		(275,449)
Accumulated net realized gain (loss) on investments		(17,524,829)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $7,371 net unrealized appreciation on futures)		(475,266)
Net Assets ($)		172,164,037

Net Asset Value Per Share	Class D	Class P
Net Assets ($)	171,916,641	247,396
Shares Outstanding	16,644,555	23,920
Net Asset Value Per Share ($)	10.33	10.34

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	1,288,099
Dividends from affiliated issuers	8,435
Income from securities lending—Note 1(c)	21,775
Total Income	1,318,309
Expenses:
Management fee—Note 3(a)	464,973
Shareholder servicing costs—Note 3(b)	324,777
Professional fees	35,521
Directors’ fees and expenses—Note 3(c)	30,254
Registration fees	21,704
Prospectus and shareholders’ reports	15,505
Custodian fees—Note 3(b)	11,876
Loan commitment fees—Note 2	2,178
Miscellaneous	22,513
Total Expenses	929,301
Less—reduction in expenses due to undertaking—Note 3(a)	(321,704)
Less—reduction in fees due to earnings credits—Note 3(b)	(1,332)
Net Expenses	606,265
Investment Income—Net	712,044
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(310,064)
Net realized gain (loss) on options transactions	40,526
Net realized gain (loss) on futures	(75,213)
Net realized gain (loss) on swap transactions	134,790
Net realized gain (loss) on forward foreign currency exchange contracts	317,966
Net Realized Gain (Loss)	108,005
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,853,112)
Net unrealized appreciation (depreciation) on options transactions	16,214
Net unrealized appreciation (depreciation) on futures	(71,527)
Net unrealized appreciation (depreciation) on swap transactions	(142,278)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	46,403
Net Unrealized Appreciation (Depreciation)	(2,004,300)
Net Realized and Unrealized Gain (Loss) on Investments	(1,896,295)
Net (Decrease) in Net Assets Resulting from Operations	(1,184,251)

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations ($):
Investment income—net	712,044	2,325,243
Net realized gain (loss) on investments	108,005	(1,328,127)
Net unrealized appreciation (depreciation) on investments	(2,004,300)	1,121,079
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,184,251)	2,118,195
Distributions to Shareholders from ($):
Investment income—net:
Class D	(986,156)	(2,860,834)
Class P	(1,337)	(4,942)
Total Distributions	(987,493)	(2,865,776)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	10,108,837	31,317,223
Class P	20	24
Distributions reinvested:
Class D	905,867	2,636,222
Class P	1,337	4,935
Cost of shares redeemed:
Class D	(29,158,521)	(56,302,651)
Class P	(65,077)	(113,616)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(18,207,537)	(22,457,863)
Total Increase (Decrease) in Net Assets	(20,379,281)	(23,205,444)
Net Assets ($):
Beginning of Period	192,543,318	215,748,762
End of Period	172,164,037	192,543,318
Distributions in excess of investment income—net	(275,449)	-
Capital Share Transactions (Shares):
Class D
Shares sold	973,632	3,017,547
Shares issued for distributions reinvested	87,363	253,979
Shares redeemed	(2,813,428)	(5,427,078)
Net Increase (Decrease) in Shares Outstanding	(1,752,433)	(2,155,552)
Class P
Shares sold	2	2
Shares issued for distributions reinvested	129	475
Shares redeemed	(6,250)	(10,978)
Net Increase (Decrease) in Shares Outstanding	(6,119)	(10,501)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2017	Year End July 31,
Class D Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.45	10.48	10.64	10.64	10.72	10.76
Investment Operations:
Investment income—net[a]	.04	.12	.12	.14	.16	.14
Net realized and unrealized gain (loss) on investments	(.10)	(.00)[b]	(.11)	.06	.02	.05
Total from Investment Operations	(.06)	.12	.01	.20	.18	.19
Distributions:
Dividends from investment income—net	(.06)	(.15)	(.17)	(.19)	(.24)	(.23)
Dividends from net realized gain on investments	-	-	-	(.01)	(.02)	-
Total Distributions	(.06)	(.15)	(.17)	(.20)	(.26)	(.23)
Net asset value, end of period	10.33	10.45	10.48	10.64	10.64	10.72
Total Return (%)	(.62)[c]	1.12	.08	1.94	1.60	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[d]	.95	.90	.89	.89	.90
Ratio of net expenses to average net assets	.65[d]	.65	.65	.65	.69	.90
Ratio of net investment income to average net assets	.77[d]	1.14	1.18	1.27	1.52	1.33
Portfolio Turnover Rate	28.34[c]	199.63	94.92	175.95	109.51[e]	173.05[e]
Net Assets, end of period ($ x 1,000)	171,917	192,229	215,323	243,233	250,171	250,850

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and 2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2017	Year End July 31,
Class P Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.47	10.49	10.65	10.65	10.74	10.77
Investment Operations:
Investment income—net[a]	.04	.12	.12	.14	.16	.14
Net realized and unrealized gain (loss) on investments	(.12)	(.00)[b]	(.12)	.05	.00[b]	.06
Total from Investment Operations	(.08)	.12	.00[b]	.19	.16	.20
Distributions:
Dividends from investment income—net	(.05)	(.14)	(.16)	(.18)	(.23)	(.23)
Dividends from net realized gain on investments	-	-	-	(.01)	(.02)	-
Total Distributions	(.05)	(.14)	(.16)	(.19)	(.25)	(.23)
Net asset value, end of period	10.34	10.47	10.49	10.65	10.65	10.74
Total Return (%)	(.75)[c]	1.12	.00[d]	1.79	1.56	1.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14 [e]	1.06	1.04	1.01	.93	.95
Ratio of net expenses to average net assets	.70[e]	.70	.70	.70	.74	.95
Ratio of net investment income to average net assets	.70[e]	1.12	1.13	1.26	1.50	1.30
Portfolio Turnover Rate	28.34[c]	199.63	94.92	175.95	109.51[f]	173.05[f]
Net Assets, end of period ($ x 1,000)	247	315	425	527	803	1,153

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and 2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized). Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

22

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	4,303,801	-	4,303,801
Commercial Mortgage-Backed	-	1,517,644	-	1,517,644
Corporate Bonds†	-	53,702,192	-	53,702,192
Foreign Government	-	5,315,804	-	5,315,804
Municipal Bonds†	-	1,060,655	-	1,060,655
Registered Investment Companies	2,799,313	-	-	2,799,313
Residential Mortgage-Backed	-	973,811	-	973,811
U.S. Government Agencies/ Mortgage-Backed	-	5,158,429	-	5,158,429
U.S. Treasury	-	98,272,336	-	98,272,336
Other Financial Instruments:
Futures††	27,410	-	-	27,410
Forward Foreign Currency Exchange Contracts††	-	36,763	-	36,763
Options Purchased	-	17,391	-	17,391
Liabilities ($)
Other Financial Instruments:
Futures††	(20,039)	-	-	(20,039)
Forward Foreign Currency Exchange Contracts††	-	(88,326)	-	(88,326)
Options Written	-	(14,473)	-	(14,473)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

24

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2017, The Bank of New York Mellon earned $3,969 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in affiliated investment companies during the period ended January 31, 2017 were as follows:

Affiliated Investment Company	Value 7/31/2016 ($)	Purchases ($)	Sales ($)	Value 1/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	7,894,800	30,002,160	37,896,960	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund††	10,069,368	29,257,269	38,081,524	1,245,113.7
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	6,952,076	5,397,876	1,554,200.9
Total	17,964,168	66,211,505	81,376,360	2,799,313	1.6

† During the period ended January 31, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2017, the fund did not incur any interest or penalties.

26

Each tax year in the three-year period ended July 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $16,789,329 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2016. If not applied, $5,740,844 of the carryover expires in fiscal year 2017 and $4,860,107 expires in fiscal 2018. The fund has $1,121,539 of post-enactment short-term capital losses and $5,066,839 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2016 was as follows: ordinary income $2,865,776. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2017, the fund did not borrow under the Facilities.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from August 1, 2016 through December 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $321,704 during the period ended January 31, 2017.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2017, Class D and Class P shares were charged $185,712 and $346, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2017, the fund was charged $46,187 for transfer agency services and $2,479 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,332.

28

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2017, the fund was charged $11,876 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2017, the fund was charged $1,700 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2017, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $73,704, Shareholder Services Plan fees $29,491, custodian fees $16,000, Chief Compliance Officer fees $8,126 and transfer agency fees $18,756, which are offset against an expense reimbursement currently in effect in the amount of $53,658.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap transactions, during the period ended January 31, 2017, amounted to $50,660,812 and $62,409,371, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each type of derivative instrument that was held by the fund during the period ended January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2017 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial

30

instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended January 31, 2017:

		Options Terminated
	Premiums		Net Realized
Option Written	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding July 31, 2016	20,392
Contracts written	55,345
Contracts terminated:
Contracts closed	7,303	2,152	5,151
Contracts expired	34,249	-	34,249
Total contracts terminated	41,552	2,152	39,400
Contracts outstanding January 31, 2017	34,185

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at January 31, 2017:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Argentine Peso,
Expiring
4/3/2017	1,770,000	104,796	108,189	3,393
Australian Dollar,
Expiring
2/28/2017	400,000	301,196	303,170	1,974
Indian Rupee,
Expiring
4/3/2017	9,540,000	138,864	139,457	593
Barclays Bank
Philippine Peso,
Expiring
4/3/2017	6,895,000	137,242	138,294	1,052
Citigroup
Brazilian Real,
Expiring
4/4/2017	455,000	140,824	142,070	1,246
Indonesian Rupiah,
Expiring
4/3/2017	2,148,245,000	158,777	159,932	1,155
Peruvian New Sol,
Expiring
4/3/2017	625,000	183,526	189,873	6,347
Philippine Peso,
Expiring
4/3/2017	6,885,000	138,253	138,093	(160)
Swedish Krona,
Expiring
2/28/2017	3,690,000	417,760	422,325	4,565

32

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Goldman Sachs International
Russian Ruble,
Expiring
4/3/2017	27,590,000	456,022	451,919	(4,103)
JP Morgan Chase Bank
Colombian Peso,
Expiring
4/3/2017	1,258,850,000	419,330	425,918	6,588
Polish Zloty,
Expiring
4/3/2017	545,000	130,696	135,965	5,269
Turkish Lira,
Expiring
4/3/2017	7,150,000	1,866,298	1,862,723	(3,575)
UBS
Norwegian Krone,
Expiring
2/28/2017	3,875,000	465,385	469,900	4,515
Sales:
Bank of America
Singapore Dollar,
Expiring
2/28/2017	210,000	148,096	149,039	(943)
South Korean Won,
Expiring
4/3/2017	320,660,000	267,205	276,077	(8,872)
Thai Baht,
Expiring
4/3/2017	9,745,000	270,357	276,608	(6,251)
Citigroup
Euro,
Expiring
2/28/2017	1,185,000	1,267,640	1,280,438	(12,798)
Indian Rupee,
Expiring
4/3/2017	9,540,000	138,981	139,457	(476)
Goldman Sachs International
Swiss Franc,
Expiring
2/28/2017	210,000	210,404	212,496	(2,092)

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
HSBC
New Zealand Dollar,
Expiring
2/28/2017	405,000	293,439	296,910	(3,471)
JP Morgan Chase Bank
Hong Kong Dollar,
Expiring
1/12/2018	2,370,000	305,767	305,701	66
Hungarian Forint,
Expiring
4/3/2017	41,210,000	140,542	143,782	(3,240)
New Taiwan Dollar,
Expiring
4/7/2017	17,540,000	549,326	560,684	(11,358)
Philippine Peso,
Expiring
4/3/2017	13,780,000	275,078	276,387	(1,309)
South African Rand,
Expiring
4/3/2017	6,185,000	443,751	453,900	(10,149)
UBS
Japanese Yen,
Expiring
2/28/2017	286,450,000	2,519,207	2,538,736	(19,529)
Gross Unrealized Appreciation				36,763
Gross Unrealized Depreciation				(88,326)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a

34

realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At January 31, 2017, there were no interest rate swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	27,410	[1]	Interest rate risk	(20,039)	[1]
Foreign exchange risk	54,154	[2,3]	Foreign exchange risk	(102,799)	[3,4]
Gross fair value of derivative contracts	81,564			(122,838)

Statement of Assets and Liabilities location:
[1]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[4]	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2017 is shown below:

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Transactions	[4]	Total
Interest rate	(75,213)		-		-		134,790		59,577
Foreign exchange	-		40,526		317,966		-		358,492
Total	(75,213)		40,526		317,966		134,790		418,069

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Transactions	[8]	Total
Interest rate	(71,527)		-		-		(142,278)		(213,805)
Foreign exchange	-		16,214		46,403		-		62,617
Total	(71,527)		16,214		46,403		(142,278)		(151,188)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap transactions.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

36

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	27,410	(20,039)
Options	17,391	(14,473)
Forward contracts	36,763	(88,326)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	81,564	(122,838)
Derivatives not subject to
Master Agreements	(27,410)	20,039
Total gross amount of assets
and liabilities subject to
Master Agreements	54,154	(102,799)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2017:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	5,960		(5,960)	-	-
Barclays Bank	11,595		(8,154)	-	3,441
Citigroup	13,313		(13,313)	-	-
JP Morgan Chase Bank	18,771		(18,771)	-	-
UBS	4,515		(4,515)	-	-
Total	54,154		(50,713)	-	3,441

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(16,066)		5,960	-	(10,106)
Barclays Bank	(8,154)		8,154	-	-
Citigroup	(14,984)		13,313	-	(1,671)
Goldman Sachs International	(7,447)		-	-	(7,447)
HSBC	(3,471)		-	-	(3,471)
JP Morgan Chase Bank	(33,148)		18,771	-	(14,377)
UBS	(19,529)		4,515	-	(15,014)
Total	(102,799)		50,713	-	(52,086)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open futures contracts.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2017:

Average Market Value ($)
Interest rate futures	37,065,650
Foreign currency options contracts	22,808
Forward contracts	12,091,896

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2017:

Average Notional Value ($)
Interest rate swap agreements	12,870,000

At January 31, 2017, accumulated net unrealized depreciation on investments was $450,802, consisting of $739,147 gross unrealized appreciation and $1,189,949 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

38

NOTES

39

NOTES

40

NOTES

41

For More Information

Dreyfus Short Term Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class D:DSTIX Class P:DSHPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0083SA0117

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    March 24, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6